OTHER BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2024
Other Borrowings
SCHEDULE OF OTHER BORROWINGS

Other borrowings consist of the following:

Facility agreement entered date	Provider	Facilities	Interest rate	Utilized as of
				June 30, 2024	December 31, 2023
March 8, 2022	JS Alternatives JV Fund (“JS”)	Loan	15% p.a.	448,279	448,250
April 20, 2022	JS	Loan	15% p.a.	192,120	192,107
April 28, 2024	CJI Holdings Limited	Loan	36% p.a.	320,200	—
			Total:	960,599	640,357

Classifying as:
Current portion				960,599	432,241
Non-current portion				—	208,116
				960,599	640,357